ORGANIZATION AND NATURE OF OPERATIONS (Details Textual) USh in Millions					1 Months Ended					12 Months Ended
	Oct. 12, 2015	Oct. 12, 2015	Jun. 08, 2015	May 13, 2015	Jul. 31, 2016 CNY (¥)	Sep. 29, 2015	Sep. 22, 2015	May 28, 2015 HKD ($)	May 24, 2006	Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2018 UGX (USh) shares	Sep. 30, 2017 shares	Sep. 28, 2017 CNY (¥)	Dec. 19, 2016 shares	Dec. 04, 2001 CNY (¥)	Dec. 24, 1999 CNY (¥)
Common Stock, Shares Authorized | shares										50,000,000	50,000,000	50,000,000	50,000,000		9,000,000
Common Stock, Shares, Outstanding | shares										16,528,037	16,528,037	16,528,037	13,068,346
Holding One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										65.92%
Holding Two [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital | $								$ 1,000,000
Holding Three [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital					¥ 30,000,000					$ 20,000,000				¥ 100,000,000
Proceeds from Contributed Capital					9,900,000
Holding Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Registered and Paid in Capital																¥ 20,000,000
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						99.00%
Holding Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Registered and Paid in Capital																	¥ 2,880,000
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%				100.00%
Holding Six [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Paid in Capital											¥ 5,000,000
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										90.00%
Holding Six [Member] | Third Party [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										10.00%
Holding Seven [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Paid in Capital | USh												USh 20
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										80.00%
Holding Seven [Member] | Third Party [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										20.00%
Holding Eight [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Paid in Capital | $										$ 50,000
No Voting Rights [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
With Voting Rights [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%
ZK Industry [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								40.00%
HUANG Jian Cong [Member] | Holding One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		45.00%								43.05%
HUANG Jian Cong [Member] | Holding Three [Member]
Proceeds from Contributed Capital					¥ 100,000
HUANG Jian Cong [Member] | Holding Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						1.00%			45.00%
HUANG Jian Cong [Member] | Holding Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			38.89%
WANG Ming Jie [Member] | Holding One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		20.00%								10.89%
WANG Ming Jie [Member] | Holding Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									20.00%
WANG Ming Jie [Member] | Holding Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			27.78%
WANG Guo Lin [Member] | Holding One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										10.89%
WANG Guo Lin [Member] | Holding Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		20.00%							20.00%
WANG Guo Lin [Member] | Holding Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			22.57%
WANG Jian Di [Member] | Holding One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		10.00%								1.09%
WANG Jian Di [Member] | Holding Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									10.00%
WANG Jian Di [Member] | Holding Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			5.55%
WANG Yang Ming [Member] | Holding Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		5.00%							5.00%
WANG Yang Ming [Member] | Holding Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			5.21%
CHENG Kai Chun [Member] | Holding Two [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								60.00%